Investments in associates and joint ventures (Details Narrative) shares in Millions	1 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2021 ARS ($) $ / shares shares	Jun. 30, 2020 ARS ($)	Jun. 30, 2019 ARS ($)	Jan. 15, 2015 ARS ($)
Statement [Line Items]
Value of Group's interest in equity		$ 6,734,000,000	$ 8,911,000,000	$ 35,780,000,000
Quality Invest [Member]
Statement [Line Items]
Value of Group's interest in equity				1,869,000,000
% ownership interest		50.00%	50.00%
Debt instrument, description		In March 2011, Quality acquired an industrial plant located in San Martín, Province of Buenos Aires. The facilities are suitable for multiple uses. On January 20, 2015, Quality agreed with the Municipality of San Martin on certain re zoning and other urban planning matters (“the Agreement”) to surrender a non-significant portion of the land and a monetary consideration of ARS 40 million, payable in two installments of ARS 20 each, the first of which was actually paid on June 30, 2015. In July 2017, the Agreement was amended as follows: 1) a revised zoning plan must be submitted within 120 days as from the amendment date, and 2) the second installment of the monetary considerations was increased to ARS 76 million payables in 18 equal monthly installments
Amount owed					$ 18,926,541
Shufersal Ltd. [Member]
Statement [Line Items]
Value of Group's interest in equity				23,013,000,000
Market price per share, description			Shufersal is a company that has supermarkets and pharmacies in Israel, the market price of the share is NIS 22,59 as of June 30, 2020
Condor [Member]
Statement [Line Items]
Share price | $ / shares		$ 6.07
BHSA [Member]
Statement [Line Items]
Treasury stock | shares		35.2
Employee compensation plan | shares		35.1
Description of assumptions for future business cash flows		The discount rate used to discount actual dividend flows was 14.02% in 2021 and 13.82% in 2020
% ownership interest		29.91%	29.91%
TGLT [Member]
Statement [Line Items]
Debt instrument, description	On March 31, 2021 IRSA CP transferred to PointArgentum MasterFund LP, 1,478,788 ADS from TGLT S.A. (equivalent to 22,181,818 ordinary shares) in accordance with the provisions of the share subscription carried out in August 2019. As a consequence of this transaction, IRSA CP’s participation in TGLT S.A. it went from 30.20% to 27.82%
New Lipstick [Member]
Statement [Line Items]
Value of Group's interest in equity				$ (8,659,000,000)
% ownership interest		49.96%	0.2991%